VALUE ADDED TAX RECEIVABLE (Details Narrative) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
ESG [Member]
VAT value	$ 2,130,589	$ 2,240,487	$ 3,040,381